Income Tax Provision (Tables)	12 Months Ended
Mar. 31, 2017
Income Tax Provision [Abstract]
Schedule of significant components of the company's deferred income tax assets
	2017	2016
Net operating loss carryforward	$6,152,000	$2,708,000
Stock-based compensation	912,000	343,000
Impairment of note receivable	85,000	-
Loss on sale of investment in OCHL	1,116,000	-
Equity in earnings of OCHL	(53,000)	(164,000)
Total deferred tax assets	8,212,000	2,887,000
Valuation allowance	(8,212,000)	(2,887,000)
Net deferred tax asset	$-	$-

Schedule of reconciliation of the effective income tax rate
	2017	2016
U.S federal statutory income tax	-34.00%	-34.00%
State tax, net of federal tax benefit	-5.80%	-5.80%
Permanent differences	-65.52%	-%
Change in valuation allowance	105.32%	39.80%
Effective tax rate	0.00%	0.00%